Investments - Gross unrealized losses on securities by investment category and length of time that have been in a continuous unrealized loss position (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Total fixed maturities
Available-for-sale securities in a continuous unrealized loss position
Unrealized Loss - Less than twelve months	$ (62)	$ (34)
Fair Value - Less than twelve months	$ 2,430	$ 3,201
Fair Value as % of Cost - Less than twelve months	98.00%	99.00%
Unrealized Loss - Twelve months or more	$ (35)	$ (34)
Fair Value - Twelve months or more	$ 1,686	$ 1,676
Fair Value as % of Cost - Twelve months or more	98.00%	98.00%
U.S. Government and government agencies
Available-for-sale securities in a continuous unrealized loss position
Unrealized Loss - Less than twelve months	$ 0	$ 0
Fair Value - Less than twelve months	$ 0	$ 0
Fair Value as % of Cost - Less than twelve months	0.00%	0.00%
Unrealized Loss - Twelve months or more	$ 0	$ 0
Fair Value - Twelve months or more	$ 0	$ 0
Fair Value as % of Cost - Twelve months or more	0.00%	0.00%
States, municipalities and political subdivisions
Available-for-sale securities in a continuous unrealized loss position
Unrealized Loss - Less than twelve months	$ (2)	$ (1)
Fair Value - Less than twelve months	$ 80	$ 105
Fair Value as % of Cost - Less than twelve months	98.00%	99.00%
Unrealized Loss - Twelve months or more	$ 0	$ 0
Fair Value - Twelve months or more	$ 0	$ 5
Fair Value as % of Cost - Twelve months or more	0.00%	100.00%
Residential MBS
Available-for-sale securities in a continuous unrealized loss position
Unrealized Loss - Less than twelve months	$ (2)	$ (2)
Fair Value - Less than twelve months	$ 124	$ 315
Fair Value as % of Cost - Less than twelve months	98.00%	99.00%
Unrealized Loss - Twelve months or more	$ (1)	$ (1)
Fair Value - Twelve months or more	$ 23	$ 15
Fair Value as % of Cost - Twelve months or more	96.00%	94.00%
Commercial MBS
Available-for-sale securities in a continuous unrealized loss position
Unrealized Loss - Less than twelve months	$ (1)	$ 0
Fair Value - Less than twelve months	$ 32	$ 11
Fair Value as % of Cost - Less than twelve months	97.00%	100.00%
Unrealized Loss - Twelve months or more	$ 0	$ 0
Fair Value - Twelve months or more	$ 5	$ 0
Fair Value as % of Cost - Twelve months or more	100.00%	0.00%
Collateralized loan obligations
Available-for-sale securities in a continuous unrealized loss position
Unrealized Loss - Less than twelve months	$ (2)	$ (9)
Fair Value - Less than twelve months	$ 496	$ 995
Fair Value as % of Cost - Less than twelve months	100.00%	99.00%
Unrealized Loss - Twelve months or more	$ (11)	$ (21)
Fair Value - Twelve months or more	$ 1,256	$ 1,363
Fair Value as % of Cost - Twelve months or more	99.00%	98.00%
Other asset-backed securities
Available-for-sale securities in a continuous unrealized loss position
Unrealized Loss - Less than twelve months	$ (35)	$ (11)
Fair Value - Less than twelve months	$ 974	$ 838
Fair Value as % of Cost - Less than twelve months	97.00%	99.00%
Unrealized Loss - Twelve months or more	$ (19)	$ (5)
Fair Value - Twelve months or more	$ 295	$ 91
Fair Value as % of Cost - Twelve months or more	94.00%	95.00%
Corporate and other
Available-for-sale securities in a continuous unrealized loss position
Unrealized Loss - Less than twelve months	$ (20)	$ (11)
Fair Value - Less than twelve months	$ 724	$ 937
Fair Value as % of Cost - Less than twelve months	97.00%	99.00%
Unrealized Loss - Twelve months or more	$ (4)	$ (7)
Fair Value - Twelve months or more	$ 107	$ 202
Fair Value as % of Cost - Twelve months or more	96.00%	97.00%